Tax charge - Provision for open tax matters (Details) £ in Millions	12 Months Ended
Dec. 31, 2018 GBP (£)
Movements in provisions for open tax matters
Provision for open tax matters at beginning of period	£ (139)
Tax charge attributable to shareholders	(5)
Other movements	(5)
Provision for open tax matters at end of period	£ (149)